Accounting policies and statement of compliance - Disclosure of Initial Application of IFRS 16 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Total current assets		€ 138,256	€ 173,451	€ 237,605
Property and equipment	€ 11,313	10,174	11,694	11,672
Total non-current assets		129,241	133,972	163,756
TOTAL ASSETS		267,496	307,423	401,361
LIABILITIES AND SHAREHOLDERS' EQUITY
Financial liabilities - current portion		30,748	2,142	2,130
Total current liabilities		79,886	45,488	121,822
Financial liabilities - non-current portion		13,503	16,945	16,593
Provision - non-current portion		253	221	142
Total non-current liabilities		80,169	105,959	62,123
Total shareholders’ equity	167,119 [1]	107,440	155,976	217,416
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY		€ 267,496	€ 307,423	€ 401,361
December 31, 2018 as published
ASSETS
Total current assets	319,643
Property and equipment	10,216
Total non-current assets	131,574
TOTAL ASSETS	451,216
LIABILITIES AND SHAREHOLDERS' EQUITY
Financial liabilities - current portion	1,347
Total current liabilities	196,737
Financial liabilities - non-current portion	3,175
Provision - non-current portion	38
Total non-current liabilities	87,238
Retained earnings	(137,840)
Total shareholders’ equity	167,240
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	451,216
IFRS 16 restatement
ASSETS
Property and equipment	1,097
LIABILITIES AND SHAREHOLDERS' EQUITY
Total shareholders’ equity	(121)
IFRS 16
ASSETS
Total current assets	319,643
Property and equipment	11,313
Total non-current assets	132,671
TOTAL ASSETS	452,313
LIABILITIES AND SHAREHOLDERS' EQUITY
Financial liabilities - current portion	1,667
Total current liabilities	197,057
Financial liabilities - non-current portion	4,023
Provision - non-current portion	88
Total non-current liabilities	88,136
Retained earnings	(137,961)
Total shareholders’ equity	167,119
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	452,313
IFRS 16 | IFRS 16 restatement
ASSETS
Total current assets	0
Property and equipment	1,097
Total non-current assets	1,097
TOTAL ASSETS	1,097
LIABILITIES AND SHAREHOLDERS' EQUITY
Financial liabilities - current portion	320
Total current liabilities	320
Financial liabilities - non-current portion	848
Provision - non-current portion	50
Total non-current liabilities	898
Retained earnings	(121)
Total shareholders' equity	(121)
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	€ 1,097

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.d for more details on the impact of the transition.